Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2015	2016
Deposit received for the sale of property, plant and equipment	12,518	7,483
Government subsidies	4,400	4,177
Social insurance and benefits payables	3,533	3,300
Accrued operating expenses	581	2,751
Payables to suppliers	5,038	924
Accrued professional fees	916	840
Other tax payables	565	805
Accrued wages	760	734
Payables for purchases of property plant and equipment	734	455
Commission payable	307	177
Warranty provision	138	146
Contract deposit for constructor	218	46
Accrued interest expense	19	38
Others	619	721

	$30,346	$22,597

Accrued expenses and other current liabilities for discontinued operations consisted of the following:

	December 31,
	2015	2016
Deposit received for the sale of property, plant and equipment	8,160	22,071
Payables for purchases of property plant and equipment	6,496	5,573

	$14,656	$27,644